As filed with the Securities and Exchange Commission on December 21, 2009
                                    Investment Company Act File Number 811-4265

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Connecticut Daily Tax Free Income Fund, Inc.
               (Exact name of registrant as specified in charter)
                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Christine Manna
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: January 31

Date of reporting period: October 31, 2009

Item 1: Schedule of Investments

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                         Maturity  Interest    Value              Standard
   Amount                                                                          Date      Rate     (Note 1)     Moody's  & Poor's
---------                                                                          ----     ------    --------    -------   --------
Tax Exempt General Obligation Notes & Bonds (2.49%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   Town of Windsor Locks, CT BAN (b)                                   11/04/09     0.50%  $  2,000,164
-----------                                                                                           ------------
  2,000,000   Total Tax Exempt General Obligation Notes & Bonds                                          2,000,164
-----------                                                                                           ------------
Tax Exempt Variable Rate Demand Instruments (c) (64.69%)
----------------------------------------------------------------------------------------------------------------------------------
$ 1,040,000   Connecticut State Development Authority IDRB
              (Acucut Inc. Project) - Series 1998
              LOC Wachovia Bank, N.A.                                             06/01/18     0.54%  $  1,040,000    P-1      A-1+
  1,600,000   Connecticut State Development Authority Solid Waste Disposal
              Facilities RB (Rand - Whitney Containerboard Limited)
              (Partnership Project) - Series 1993 (d)
              LOC Bank of Montreal                                                08/01/23     0.23      1,600,000   VMIG-1    A-1+
  6,500,000   Connecticut State HEFA RB (Bradley Health Care Issue) - Series B
              LOC Bank of America, N. A.                                          07/01/29     0.19      6,500,000   VMIG-1
  3,200,000   Connecticut State HEFA RB (Hospital of Saint Raphael) - Series M
              LOC KBC Bank, N. A.                                                 07/01/24     0.29      3,200,000   VMIG-1    A-1
  1,875,000   Connecticut State HEFA RB
              (Mansfield Center for Nursing and Rehabilitation) - Series B
              LOC Bank of America, N.A.                                           07/01/22     0.24      1,875,000             A-1+
  1,700,000   Connecticut State HEFA RB (The Hotchkiss School) - Series A         07/01/30     0.25      1,700,000   VMIG-1    A-1+
  1,400,000   Connecticut State HEFA RB (University of New Haven) - Series 2005E
              LOC Wachovia Bank, N.A.                                             07/01/35     0.19      1,400,000             A-1+
  1,500,000   New York State HFA Service Contract Refunding RB - Series 2003B
              LOC BNP Paribas                                                     03/15/26     0.20      1,500,000             A-1+
  2,800,000   Northeast Tax-Exempt Bond Grantor Trust State of Connecticut,
              Town of Plainville, Connecticut Tax Increment Special RB
              (Connecticut Commons at Plainville) - Series 2002
              LOC Bank of America, N.A.                                           04/01/19     1.30      2,800,000             A-1+
  1,200,000   State of Connecticut GO - Series 2001A                              02/15/21     0.31      1,200,000   VMIG-1    A-1+
  3,800,000   State of Connecticut HEFA RB
              (Greater Hartford YMCA Issue) - Series B
              LOC Bank of America, N.A                                            07/01/38     0.18      3,800,000   VMIG-1
  2,100,000   State of Connecticut HEFA RB
              (Klingberg Family Centers  Issue) - Series A
              LOC Allied Irish Bank                                               07/01/32     0.24      2,100,000             A-1
  2,200,000   State of Connecticut HEFA RB
              (Saint Francis Hospital and Medical Center Issue) - Series F
              LOC JPMorgan Chase Bank, N.A.                                       07/01/47     0.25      2,200,000   VMIG-1
  1,000,000   State of Connecticut HEFA  RB
              (Yale-New Haven Hospital Issue) - Series K-1
              LOC JPMorgan Chase Bank, N.A.                                       07/01/25     0.22      1,000,000   VMIG-1    A-1+
  3,000,000   State of Connecticut HEFA  RB
              (Yale-New Haven Hospital Issue) - Series K-2
              LOC JPMorgan Chase Bank, N.A.                                       07/01/25     0.20      3,000,000   VMIG-1    A-1+
  1,500,000   State of Connecticut HEFA RB (Yale University Issue) - Series U-1   07/01/33     0.18      1,500,000   VMIG-1    A-1+
  5,500,000   State of Connecticut HEFA RB (Yale University Issue) - Series U-2   07/01/33     0.20      5,500,000   VMIG-1    A-1+
  1,000,000   State of Connecticut HEFA RB (Yale University Issue) - Series V-2   07/01/36     0.13      1,000,000   VMIG-1    A-1+
    400,000   State of Connecticut HEFA RB (Yale University Issue) - Series Y-2   07/01/35     0.13        400,000   VMIG-1    A-1+
  7,000,000   State of Connecticut HEFA RB (Yale University Issue) - Series Y-3   07/01/35     0.15      7,000,000   VMIG-1    A-1+
  1,235,000   The New Canaan, CT Housing Authority RB
              (The Village at Waveny Care Center Project) - Series 2002
              LOC Bank of America, N.A                                            01/01/22     0.19      1,235,000             A-1+
    400,000   Washington State Housing Finance Commission Nonprofit Housing RB
              (Mirabella Project) - Series 2006A
              LOC HSH Nordbank, NA                                                03/01/36     0.40        400,000             A-1
-----------                                                                                           ------------
 51,950,000   Total Tax Exempt Variable Rate Demand Instruments                                         51,950,000
-----------                                                                                           ------------
              Total Investments (67.18%)(Amortized cost $53,950,164*)                                   53,950,164
              Cash and other assets, net of liabilities (32.82%)                                        26,361,660
                                                                                                      ------------
              Net Assets (100.00%)                                                                    $ 80,311,824
                                                                                                      ============
              Net Asset Value, offering and redemption price per share:
              Class A Shares, 78,369,530 shares outstanding                                           $       1.00
                                                                                                      ============
              Class B Shares, 1,937,155  shares outstanding                                           $       1.00
                                                                                                      ============

         *Aggregate cost for federal income taxes is identical.  All securities are valued at amortized cost, and as a result, there is no unrealized appreciation or depreciation.


FOOTNOTES:

(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited. In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and, if indicated unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d)  Security subject to alternative minimum tax.

KEY:
     BAN     =  Bond Anticipation Note                               IDRB   =   Industrial Development Revenue Bond
     GO      =  General Obligation                                   LOC    =   Letter of Credit
     HEFA    =  Health and Education Facilities Authority            RB     =   Revenue Bond
     HFA     =  Housing Finance Authority

Note 1 - Valuation of Securities -

Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the
principal   amount  or  the  period  remaining  until  the  next  interest  rate adjustment.

Under the provisions of "Fair Value Measurements and Disclosures" (the "Fair Value Statement"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. The Fair Value Statement establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quotes prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 - prices are determined using quoted prices in an active market for identical assets.

Level 2 - prices are  determined  using  other  significant  observable  inputs.
     Observable inputs are inputs that the other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of the end of the reporting period, October 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

                                                         Quoted Prices in Active       Significant Other            Significant
                                                           Markets for Identical          Observable                Unobservable
                                                                 Assets                     Inputs                     Inputs
      Description                                               (Level 1)                  (Level 2)                  (Level 3)
      ------------                                           -------------             -------------               -------------
Debt securities issued by states of the United
States and political subdivisions of the states              $         -0-             $   53,950,164              $         -0-
                                                             -------------             -------------               -------------
   Total                                                     $         -0-             $   53,950,164              $         -0-
                                                             -------------             -------------               -------------

For the period ended October 31, 2009, there was no Level 1 or 3 investments.


Note 2 - Subsequent Event: Connecticut Daily Tax Free Income Fund, Inc. liquidated on November 23, 2009.








--------------------------------------------------------------------------------
Item 2: Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 3: Exhibits

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Connecticut Daily Tax Free Income Fund, Inc.

                        /s/ Christine Manna
By (Signature and Title)*______________________________________________________
                            Christine Manna, Secretary

Date: December 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                /s/ Michael P. Lydon
By (Signature and Title)*______________________________________________________
                                    Michael P. Lydon, President

Date:  December 21, 2009

                        /s/ Joseph Jerkovich
By (Signature and Title)*______________________________________________________
                            Joseph Jerkovich, Treasurer and Assistant Secretary

Date:  December 21, 2009

* Print the name and title of each signing officer under his or her signature.